Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			$ 7,255,084
Depreciation and amortization	$ (84,048)	$ (65,440)	(159,457)	$ (134,240)
Property plant and equipment and intangible assets, Ending balance	8,389,082		8,389,082
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			9,289,930
Additions			1,276,853
Disposals			(13,572)
Reclassification and other			648
Effect of currency translation			2,570
Property plant and equipment and intangible assets, Ending balance	10,556,429		10,556,429
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(2,034,846)
Depreciation and amortization			(140,540)
Depreciation and amortization of disposals			7,297
Reclassification and other			(648)
Effect of currency translation			1,390
Property plant and equipment and intangible assets, Ending balance	(2,167,347)		(2,167,347)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			1,783,654
Property plant and equipment and intangible assets, Ending balance	1,896,545		1,896,545
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			2,927,062
Additions			33,293
Disposals			(2,555)
Reclassified between assets			124,026
Effect of currency translation			(2,925)
Property plant and equipment and intangible assets, Ending balance	3,078,901		3,078,901
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(1,143,408)
Depreciation and amortization			(40,581)
Depreciation and amortization of disposals			578
Effect of currency translation			1,055
Property plant and equipment and intangible assets, Ending balance	(1,182,356)		(1,182,356)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			4,373,577
Property plant and equipment and intangible assets, Ending balance	5,255,491		5,255,491
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			5,099,693
Additions			422,687
Disposals			(5,376)
Reclassification and other			648
Reclassified between assets			539,784
Effect of currency translation			6,916
Property plant and equipment and intangible assets, Ending balance	6,064,352		6,064,352
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(726,116)
Depreciation and amortization			(83,183)
Depreciation and amortization of disposals			1,102
Reclassification and other			(648)
Effect of currency translation			(16)
Property plant and equipment and intangible assets, Ending balance	(808,861)		(808,861)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			441,516
Property plant and equipment and intangible assets, Ending balance	464,401		464,401
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			441,516
Additions			147,333
Reclassified between assets			(124,026)
Effect of currency translation			(422)
Property plant and equipment and intangible assets, Ending balance	464,401		464,401
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			522,851
Property plant and equipment and intangible assets, Ending balance	633,543		633,543
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			522,851
Additions			650,476
Reclassified between assets			(539,784)
Property plant and equipment and intangible assets, Ending balance	633,543		633,543
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			46,741
Property plant and equipment and intangible assets, Ending balance	48,211		48,211
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			114,064
Additions			4,571
Disposals			(284)
Effect of currency translation			(1,018)
Property plant and equipment and intangible assets, Ending balance	117,333		117,333
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(67,323)
Depreciation and amortization			(2,422)
Depreciation and amortization of disposals			260
Effect of currency translation			363
Property plant and equipment and intangible assets, Ending balance	(69,122)		(69,122)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			86,745
Property plant and equipment and intangible assets, Ending balance	90,891		90,891
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			184,744
Additions			18,493
Disposals			(5,357)
Effect of currency translation			19
Property plant and equipment and intangible assets, Ending balance	197,899		197,899
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance			(97,999)
Depreciation and amortization			(14,354)
Depreciation and amortization of disposals			5,357
Effect of currency translation			(12)
Property plant and equipment and intangible assets, Ending balance	$ (107,008)		$ (107,008)